Financial instruments (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Net impact on finance income	$ 6	$ 8
Value at risk, sensitivity basis points	100	100
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. dollar denominated cash and cash equivalents	$ 20,920	$ 30,208
U.S. dollar denominated accounts payable and accrued liabilities	$ 7,608	$ 7,404
Value at risk, sensitivity percentage	1.00%	1.00%
Net impact on finance costs	$ 105	$ 218
U.S. dollar operating expense	18,003	18,050
Impact on net loss	$ 180	$ 180